SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Aug. 09, 2021	Mar. 22, 2021	Dec. 31, 2019	Jun. 30, 2021	Jan. 20, 2021	Dec. 31, 2020	Mar. 15, 2020	Feb. 12, 2020
Subsequent Event [Line Items]
Common stock authorized			75,000,000	300,000,000		75,000,000
Common stock par value			$ 0.001	$ 0.001		$ 0.001
Number of stock issued			379,269
Board of Directors [Member]
Subsequent Event [Line Items]
Common stock authorized							16,025	248,411
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	9 to 1 reverse stock split
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of stock issued		2,469,156
Stock Issued During Period, Value, New Issues		$ 20.0
Warrant exercise price per share		$ 10.35
Warrant description		Pursuant to the terms of the Warrants, following April 1, 2024, if the closing price of the common stock equal or exceeds 135% of the Exercise Price (subject to appropriate adjustments for stock splits, stock dividends, stock combinations and other similar transactions after the issue date of the Warrants) for any thirty (30) consecutive trading days, the Company may force the exercise of the Warrants, in whole or in part, by delivering to the Investors a notice of forced exercise.
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Common stock authorized					225,000,000
Common stock par value					$ 0.001
Increase in authorized ordinary shares					300,000,000